SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Account payables		$ 1,644	$ 604
Other payables	[1]	2,732	648
Advances		1	1
Deposits		66	17
Accruals		479	2,444
Total		$ 4,922	$ 3,714

[1]	Other payables mainly consist of amounts payable relating to the leasehold property construction costs.